LOANS	12 Months Ended
Dec. 31, 2013
Loans Receivable, Net [Abstract]
LOANS
NOTE E - LOANS

Loans typically provide higher yields than the other types of earning assets, and thus one of the Company's goals is for loans to be the largest category of the Company's earning assets. At December 31, 2013 and December 31, 2012, respectively, loans accounted for 68.1% and 63.6% of earning assets. The Company controls and mitigates the inherent credit and liquidity risks through the composition of its loan portfolio.

The following table shows the composition of the loan portfolio by category:

	December 31, 2013		December 31, 2012
		Percent of		Percent of
	Amount	Total	Amount	Total
	(Dollars in thousands)
Mortgage loans held for sale	$3,680	0.6%	$5,585	1.4%
Commercial, financial and agricultural	81,792	14.0	53,234	12.9
Real Estate:
Mortgage-commercial	212,388	36.4	142,046	34.3
Mortgage-residential	202,343	34.7	140,703	34.0
Construction	67,287	11.5	57,529	13.9
Consumer and other	15,812	2.8	14,600	3.5
Total loans	583,302	100%	413,697	100%
Allowance for loan losses	(5,728)		(4,727)
Net loans	$577,574		$408,970

In the context of this discussion, a "real estate mortgage loan" is defined as any loan, other than a loan for construction purposes, secured by real estate, regardless of the purpose of the loan. The Company follows the common practice of financial institutions in the Company’s market area of obtaining a security interest in real estate whenever possible, in addition to any other available collateral. This collateral is taken to reinforce the likelihood of the ultimate repayment of the loan and tends to increase the magnitude of the real estate loan portfolio component. Generally, the Company limits its loan-to-value ratio to 80%. Management attempts to maintain a conservative philosophy regarding its underwriting guidelines and believes it will reduce the risk elements of its loan portfolio through strategies that diversify the lending mix.

Loans held for sale consist of mortgage loans originated by the Bank and sold into the secondary market. Commitments from investors to purchase the loans are obtained upon origination.

Activity in the allowance for loan losses for December 31, 2013 and 2012 is as follows:

(In thousands)

	2013	2012

Balance at beginning of period	$4,727	$4,511
Loans charged-off:
Real Estate	(457)	(821)
Installment and Other	(197)	(203)
Commercial, Financial and Agriculture	(105)	(166)
Total	(759)	(1,190)
Recoveries on loans previously charged-off:
Real Estate	600	83
Installment and Other	66	70
Commercial, Financial and Agriculture	18	25
Total	684	178
Net Charge-offs	(75)	(1,012)
Provision for Loan Losses	1,076	1,228
Balance at end of period	$5,728	$4,727

The following tables represent how the allowance for loan losses is allocated to a particular loan type as well as the percentage of the category to total loans at December 31, 2013 and December 31, 2012.

Allocation of the Allowance for Loan Losses

	December 31, 2013
	(Dollars in thousands)
	Amount	% of loans in each category to total loans

Commercial Non Real Estate	$582	14.0%
Commercial Real Estate	3,384	57.2
Consumer Real Estate	1,427	25.4
Consumer	173	3.4
Unallocated	162	-
Total	$5,728	100%

	December 31, 2012
	(Dollars in thousands)
	Amount	% of loans in each category to total loans

Commercial Non Real Estate	$420	13.3%
Commercial Real Estate	3,338	63.7
Consumer Real Estate	810	19.0
Consumer	151	4.0
Unallocated	8	-
Total	$4,727	100%

The following table represents the Company’s impaired loans at December 31, 2013 and December 31, 2012. This table excludes performing troubled debt restructurings.

	December 31,	December 31,
	2013	2012

	(In thousands)
Impaired Loans:
Impaired loans without a valuation allowance	$759	$1,445
Impaired loans with a valuation allowance	4,071	2,144
Total impaired loans	$4,830	$3,589
Allowance for loan losses on impaired loans at period End	849	936
Total nonaccrual loans	3,181	3,401

Past due 90 days or more and still accruing	159	158
Average investment in impaired loans	4,007	2,979

The following table is a summary of interest recognized and cash-basis interest earned on impaired loans for the years ended December 31, 2013 and December 31, 2012:

	2013	2012

Average of individually impaired loans during period	$3,811	$2,979
Interest income recognized during Impairment	-	-
Cash-basis interest income Recognized	148	50

The gross interest income that would have been recorded in the period that ended if the nonaccrual loans had been current in accordance with their original terms and had been outstanding throughout the period or since origination, if held for part of the twelve months for the years ended December 31, 2013 and 2012, was $43,000 and $81,000, respectively. The Company had no loan commitments to borrowers in non-accrual status at December 31, 2013 and 2012.

The following tables provide the ending balances in the Company's loans (excluding mortgage loans held for sale) and allowance for loan losses, broken down by portfolio segment as of December 31, 2013 and December 31, 2012. The tables also provide additional detail as to the amount of our loans and allowance that correspond to individual versus collective impairment evaluation. The impairment evaluation corresponds to the Company's systematic methodology for estimating its Allowance for Loan Losses.

December 31, 2013

		Installment	Commercial,
	Real Estate	and Other	Financial and Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$4,709	$39	$82	$4,830
Collectively evaluated	473,832	19,725	81,236	574,793
Total	$478,541	$19,764	$81,318	$579,623

Allowance for Loan Losses
Individually evaluated	$804	$35	$10	$849
Collectively evaluated	4,007	300	572	4,879
Total	$4,811	$335	$582	$5,728

December 31, 2012

		Installment	Commercial,
	Real Estate	And Other	Financial and Agriculture	Total
	(In thousands)
Loans
Individually evaluated	$4,111	$55	$221	$4,387
Collectively evaluated	333,298	16,401	54,025	403,724
Total	$337,409	$16,456	$54,246	$408,111

Allowance for Loan Losses
Individually evaluated	$917	$110	$76	$1,103
Collectively evaluated	3,231	49	344	3,624
Total	$4,148	$159	$420	$4,727

The following tables provide additional detail of impaired loans broken out according to class as of December 31, 2013 and 2012. The recorded investment included in the following table represents customer balances net of any partial charge-offs recognized on the loans, net of any deferred fees and costs. As nearly all of our impaired loans at December 31, 2013 are on nonaccrual status, recorded investment excludes any insignificant amount of accrued interest receivable on loans 90-days or more past due and still accruing. The unpaid balance represents the recorded balance prior to any partial charge-offs.

December 31, 2013

				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with no related allowance:
Commercial installment	$3	$3	$-	$45	$-
Commercial real estate	353	353	-	1,035	8
Consumer real estate	341	399	-	262	9
Consumer installment	4	4	-	5	-
Total	$701	$759	$-	$1,347	$17

Impaired loans with a related allowance:
Commercial installment	$79	$79	$10	$42	$6
Commercial real estate	2,685	2,685	400	2,147	100
Consumer real estate	1,202	1,272	404	1,019	21
Consumer installment	35	35	35	36	4
Total	$4,001	$4,071	$849	$3,244	$131

Total Impaired Loans:
Commercial installment	$82	$82	$10	$87	$6
Commercial real estate	3,038	3,038	400	3,182	108
Consumer real estate	1,543	1,671	404	1,281	30
Consumer installment	39	39	35	41	4
Total Impaired Loans	$4,702	$4,830	$849	$4,591	$148

December 31, 2012

				Average	Interest
				Recorded	Income
	Recorded	Unpaid	Related	Investment	Recognized
	Investment	Balance	Allowance	YTD	YTD
	(In thousands)
Impaired loans with no related allowance:
Commercial installment	$15	$15	$-	$46	$-
Commercial real estate	1,013	1,529	-	1,004	39
Consumer real estate	106	969	-	168	8
Consumer installment	311	311	-	156	1
Total	$1,445	$2,824	$-	$1,374	$48

Impaired loans with a related allowance:
Commercial installment	$203	$203	$73	$173	$8
Commercial real estate	1,549	1,549	747	1,546	38
Consumer real estate	44	44	44	72	4
Consumer installment	348	348	72	197	2
Total	$2,144	$2,144	$936	$1,988	$52

Total Impaired Loans:
Commercial installment	$218	$218	$73	$219	$8
Commercial real estate	2,562	3,078	747	2,550	77
Consumer real estate	150	1,013	44	240	12
Consumer installment	659	659	72	353	3
Total Impaired Loans	$3,589	$4,968	$936	$3,362	$100

The following tables provide additional detail of troubled debt restructurings at December 31, 2013.

	Outstanding	Outstanding
	Recorded	Recorded		Interest
	Investment	Investment	Number of	Income
	Pre-Modification	Post-Modification	Loans	Recognized
	(in thousands except number of loans)

Commercial installment	$-	$-	-	$-
Commercial real estate	858	858	3	53
Consumer real estate	66	65	1	2
Consumer installment	-	-	-	-
Total	$924	$923	4	$55

The balance of troubled debt restructurings at December 31, 2013 was $2.2 million, calculated for regulatory reporting purpose. Of these amounts, $1.6 million were performing in accordance with the modified terms. The remaining $.6 million are on non-accrual. There was $80,000 in specific reserves established with respect to these loans as of December 31, 2013. As of December 31, 2013, the Company had no additional amount committed on any loan classified as troubled debt restructuring.

The recorded investment in loans for which the allowance for loan losses was previously measured under a general allowance for loan losses methodology and are now impaired under ASC Section 310-10-35 was $1,305,000. The allowance for loan losses associated with those loans on the basis of a current evaluation of loss was $80,000. All loans were performing as agreed with modified terms.

During the twelve month period ending December 31, 2013, the terms of 4 loans were modified as a TDRs. The modifications included one of the following or a combination of the following: maturity date extensions, interest only payments, amortizations were extended beyond what would be available on similar type loans, and payment waiver. No interest rate concessions were given on these nor were any of these loans written down.

The following tables summarize by class our loans classified as past due in excess of 30 days or more in addition to those loans classified as non-accrual:

	December 31, 2013
	(In thousands)
	Past Due 30 to 89 Days	Past Due 90 Days or More and Still Accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans

Real Estate-construction	$478	$-	$212	$690	$67,287
Real Estate-mortgage	4,696	143	2,453	7,292	202,343
Real Estate-non farm nonresidential	252	-	507	759	212,388
Commercial	12	-	9	21	81,792
Consumer	115	16	-	131	15,813
Total	$5,553	$159	$3,181	$8,893	$579,623

	December 31, 2012
	(In thousands)
	Past Due 30 to 89 Days	Past Due 90 Days or More and Still Accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans

Real Estate-construction	$990	$-	$1,667	$2,657	$57,529
Real Estate-mortgage	3,045	147	986	4,178	140,702
Real Estate-non farm nonresidential	389	-	608	997	142,046
Commercial	88	-	135	223	53,234
Consumer	132	11	5	148	14,600
Total	$4,644	$158	$3,401	$8,203	$408,111

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience credit documentation, public information, and current economic trends, among other factors. The Company uses the following definitions for risk ratings, which are consistent with the definitions used in supervisory guidance:

Special Mention.    Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard.    Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful.    Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

As of December 31, 2013 and December 31, 2012, and based on the most recent analysis performed, the risk category of loans by class of loans (excluding mortgage loans held for sale) was as follows:

(In thousands)
December 31, 2013

				Commercial,
	Real Estate Commercial	Real Estate Mortgage	Installment and Other	Financial and Agriculture	Total

Pass	$316,573	$145,787	$19,725	$80,087	$562,172
Special Mention	4,084	32	-	1,033	5,149
Substandard	10,972	1,426	39	225	12,662
Doubtful	-	-	-	-	-
Subtotal	331,629	147,245	19,764	81,345	579,983
Less:
Unearned Discount	236	97	-	27	360

Loans, net of unearned discount	$331,393	$147,148	$19,764	$81,318	$579,623

December 31, 2012

				Commercial,
	Real Estate Commercial	Real Estate Mortgage	Installment and Other	Financial and Agriculture	Total

Pass	$241,926	$76,206	$16,426	$53,880	$388,438
Special Mention	5,653	144	17	-	5,814
Substandard	12,606	1,059	15	320	14,000
Doubtful	-	-	-	60	60
Subtotal	260,185	77,409	16,458	54,260	408,312
Less:
Unearned Discount	91	94	2	14	201

Loans, net of unearned discount	$260,094	$77,315	$16,456	$54,246	$408,111